GENERAL AND ADMINISTRATIVE EXPENSES - Schedule of General and Administrative Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
GENERAL AND ADMINISTRATIVE EXPENSES - Schedule of General and Administrative Expenses (Details) [Line Items]
Total	$ 1,564,543	$ 1,262,833
General and Administrative Expenses [Member]
GENERAL AND ADMINISTRATIVE EXPENSES - Schedule of General and Administrative Expenses (Details) [Line Items]
Employee compensation and benefits	544,532	447,571
Travel and communication expenses	44,974	22,730
Rent and utilities	69,426	143,896
Consulting fees	517,352	469,345
Insurance	11,190	10,164
Depreciation and amortization expenses	116,179	82,999
Bank charges	8,000	5,666
Sales tax	108,768	5,300
Entertainment	39,642	26,379
Office and miscellaneous	$ 104,480	$ 48,782